Investments carried under the equity method (Tables)	3 Months Ended
Mar. 31, 2024
Investments carried under the equity method [Abstract]
Breakdown of investments held in associates joint ventures
The table below shows the breakdown of the investments held in associates and joint ventures as of March 31, 2024, and December 31, 2023:

	Balance as of March 31, 2024	Balance as of December 31, 2023
	($ in thousands)
2007 Vento II, LLC	171,879	175,351
Myah Bahr Honaine, S.P.A.	41,861	40,635
Akuo Atlantica PMGD Holding S.P.A.	4,471	4,409
Colombian portfolio of renewable energy entities	4,099	4,754
Windlectric Inc	-	1,910
Pectonex, R.F. Proprietary Limited	1,319	1,337
SailH2 Ingeniería, S.L.	863	653
Evacuación Valdecaballeros, S.L.	789	807
Fontanil Solar, S.L.U.	229	229
Murum Solar, S.L.U.	222	222
Total	225,732	230,307